SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE

August 16, 2021

VIA ELECTRONIC FILING

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:

TempFund and BlackRock Liquid Federal Trust Fund (each, a “Fund” and together, the “Funds”), each a series of BlackRock Liquidity Funds, Post-Effective Amendment No. 131 to the Registration Statement on Form N-1A (File Nos. 2-47015 and 811-2354)

Ladies and Gentlemen:

On behalf of BlackRock Liquidity Funds (the “Trust”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Post-Effective Amendment No. 131 to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). The Registration Statement contains Prospectuses relating to (i) Cabrera Capital Markets Shares of the Funds, (ii) Bancroft Capital Shares of BlackRock Liquid Federal Trust Fund and (iii) Mischler Financial Group Shares of BlackRock Liquid Federal Trust Fund, as well as an updated Statement of Additional Information. The filing is being made in order to register (i) Cabrera Capital Markets Shares of the Funds, (ii) Bancroft Capital Shares of BlackRock Liquid Federal Trust Fund and (iii) Mischler Financial Group Shares of BlackRock Liquid Federal Trust Fund.

In Investment Company Act Release No. 13768 (February 15, 1984) (the “Release”), the Division of Investment Management announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met. The Release requests that information be furnished to the staff with respect to the extent that the filing contains disclosure information which is similar to information previously reviewed by the staff in other filings of the same complex.

In that regard, reference is made to Post-Effective Amendment No. 127 to the Registration Statement on Form N-1A of the Trust, which was filed on September 28, 2020 (the “Prior Filing”). The disclosure transmitted herewith is substantively similar to the Prior Filing with respect to the following matters:

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

Statement of Additional Information:

•	Counsel

We would be pleased to provide you with any additional information you may require or with copies of the materials referred to above. We would appreciate any comments the Commission staff may have as soon as possible.

Please direct any communications relating to this filing to Douglas McCormack at (212) 839-5511.

Very truly yours,

/s/ Douglas McCormack

Douglas McCormack

Enclosures

cc:	John A. MacKinnon

Janey Ahn

Tricia Meyer

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